Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
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Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Commitments for purchases of property, plant and equipment and other commitments	¥120,744	¥157,585